Offerings	Dec. 03, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Fee Rate	0.01531%
Offering Note	The Company is registering such indeterminate number or amount, as the case may be, of the securities of each identified class as may from time to time be offered and sold at indeterminate prices. This registration statement also covers an indeterminate amount of each identified class of securities as may be issued upon conversion of, in exchange for, upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the Company. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Pursuant to Rule 416, this registration statement also relates to an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock by way of stock splits, stock dividends, reclassifications or similar transactions. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	See offering note 1. Units may be issued under a unit agreement and will be comprised of two or more of common stock, preferred stock, depositary shares, debt securities, warrants, and/or purchase contracts in any combination.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	1,631,002
Maximum Aggregate Offering Price	$ 86,769,306.40
Carry Forward Form Type	S-3
Carry Forward File Number	333-261637
Carry Forward Initial Effective Date	Dec. 14, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 8,043.52
Offering Note	With respect to this secondary offering, this registration statement registers 1,631,002 shares of Common Stock, no par value, of Stock Yards Bancorp, Inc. Pursuant to Rule 416, this registration statement also relates to an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock by way of stock splits, stock dividends, reclassifications or similar transactions. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include 1,631,002 unsold shares (the "Unsold Shares") of common stock having an aggregate offering price of $86,769,306.40 previously registered pursuant to a prospectus supplement filed with the Securities and Exchange Commission (the "SEC") on April 6, 2022 to the Registration Statement on Form S-3ASR (File No. 333-261637) (the "Prior Registration Statement"). The Prior Registration Statement was filed with the SEC and became automatically effective on December 14, 2021. Pursuant to Rule 415(a)(6), $8,043.52 (based on the filing fee rates in effect at the time such shares were initially registered) of the filing fees previously paid in connection with the Unsold Shares will continue to be applied to such Unsold Shares. The offering of the Unsold Shares under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.